Lease liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Lease liabilities
Opening balance	$ 7,005,591	$ 192,566
Additions	3,843,602	87,604
Repayment	(1,602,071)	(492,496)
Interest on lease liability	535,308	41,478
Lease termination	(291,004)	(34,926)
Reclassification to accounts payable	(574,018)
Business acquisition		7,213,676
Currency translation	1,273	(2,311)
Closing balance	8,918,681	7,005,591
Current	2,528,280	1,666,853
Non-current	$ 6,390,401	$ 5,338,738